PHOENIX INVESTOR'S EDGE(SM)
                            PHOENIX SPECTRUM EDGE(SM)
                             PHOENIX PREMIUM EDGE(R)
                            THE PHOENIX EDGE(R) - VA

   PHL VARIABLE ACCUMULATION ACCOUNT ISSUED BY PHL VARIABLE INSURANCE COMPANY

                  SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 2003

                           --------------------------

THE FOLLOWING INVESTMENT OPTIONS ARE ADDED TO THE FIRST PAGE OF YOUR PROSPECTUS:

          THE PHOENIX EDGE SERIES FUND
          [diamond] Phoenix-Goodwin Multi-Sector Short Term Bond Series


          THE RYDEX VARIABLE TRUST
          [diamond] Rydex Variable Trust Juno Fund
          [diamond] Rydex Variable Trust Nova Fund
          [diamond] Rydex Variable Trust Sector Rotation Fund

THE FOLLOWING UPDATES THE "SUMMARY OF EXPENSES" SECTION OF YOUR PROSPECTUS:


ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)

------------------------------------------------------------------------------------------------------------------------------
                                                                       Rule
                                                      Investment       12b-1        Other Operating       Total Annual Fund
                     Series                         Management Fee     Fees            Expenses               Expenses
------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond            0.50%(8)        N/A            0.45%(2)               0.95%(7)
------------------------------------------------------------------------------------------------------------------------------

 (2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed .20% of the series' average net assets.
 (7) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                  Reimbursements   Net Annual
Series                                              & Waivers     Fund Expenses
------                                              ---------     -------------
Phoenix-Goodwin Multi-Sector Short Term Bond         (0.75%)          0.20%

 (8) The advisor voluntarily agrees to waive this series' investment management fee through May 31, 2004. The series' other operating expenses have been annualized based on estimated operating expenses for the current fiscal year.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Net Annual
                                                               Rule                                               Fund Expenses
                                                             12b-1 or   Other           Total                         After
                                             Investment      Service    Operating    Annual Fund  Reimbursements  Reimbursements
                 Series                    Management Fee      Fees      Expenses      Expenses     & Waivers       & Waivers
------------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                 0.90%           N/A          0.85% (10)  1.75%        (0.00%)         1.75%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                 0.75%           N/A          0.97%       1.72%        (0.00%)         1.72%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund      0.90%           N/A          0.79%       1.69%        (0.00%)         1.69%
------------------------------------------------------------------------------------------------------------------------------------

  (10) Other operating expenses are estimated.



     (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)


TF824


THE FOLLOWING IS ADDED TO THE "APPENDIX A - INVESTMENT OPTIONS" SECTION OF YOUR PROSPECTUS:

INVESTMENT TYPE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Investment Type
                                         -------------------------------------------------------------------------------------------
                                                Domestic  Domestic  Domestic  Growth &         International  Money
                 Series                   Bond   Blend     Growth    Value     Income   Index      Growth     Market  Specialty
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term   |X|
Bond
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation                                                                                      |X|
Fund
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Advisors
                                         -------------------------------------------------------------------------------------------
                                                                 Duff &
                                          Phoenix    Phoenix     Phelps                           Deutsche   Federated
                                         Investment  Variable  Investment    AIM     Fred Alger    Asset     Investment
                                           Counsel   Advisors  Management  Advisors  Management  Management  Management
                   Series                    Inc.      Inc.        Co.       Inc.       Inc.        Inc.      Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short          |X|
Term Bond
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation
Fund
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Advisors
                                         -------------------------------------------------------------------------------------------
                                          Fidelity              Morgan
                                         Management  Franklin   Stanley                Templeton   Templeton   Templeton   Wanger
                                            and       Mutual   Investment   Rydex       Asset       Global    Investment   Asset
                                          Research   Advisers, Management   Global     Management,  Advisors   Counsel,  Management
              Series                      Company      LLC        Inc.     Advisors      Ltd.       Limited      Inc.       L.P.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short
Term Bond
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation                                         |X|
Fund
------------------------------------------------------------------------------------------------------------------------------------





Date: June 2, 2003                                                        Please keep this supplement for future reference.


TF824